Note 15 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Years ended December 31,
	2012	2013	2014
Stock options	440,075	413,525	720,868
Non-vested restricted shares	138,750	81,250	-
Total anti-dilutive shares	578,825	494,775	720,868

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2012	2013	2014	2014
Net income (loss)	¥(4,509,616)	¥(7,451,510)	¥7,387,156	$1,190,593
Basic weighted average ordinary shares outstanding	4,213,318	4,224,676	4,173,014	4,173,014
Effect of dilutive securities:
Stock options and non-vested restricted shares	-	-	135,502	135,502
Diluted weighted average ordinary shares outstanding	4,213,318	4,224,676	4,308,516	4,308,516
Basic earnings (loss) per share	¥(1.07)	(1.76)	¥1.77	$0.29
Diluted earnings (loss) per share	¥(1.07)	(1.76)	¥1.71	$0.28